Financial risk management objectives and policies - Schedule Of Exchange Rates Applied During Period In respect of currencies (Details) - Currency risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EGP
Financial risk management objectives and policies
Average rate	30.65	18.87
Spot rate	30.97	24.75
KES
Financial risk management objectives and policies
Average rate	139.32	117.76
Spot rate	157.28	123.30
PKR
Financial risk management objectives and policies
Average rate		202.86
Spot rate		226.70
EUR
Financial risk management objectives and policies
Average rate	1.08	1.05
Spot rate	1.10	1.07
MYR
Financial risk management objectives and policies
Average rate	4.55	4.39
Spot rate	4.59	4.41
ARS
Financial risk management objectives and policies
Average rate	261.60	127.44
Spot rate	809.71	176.74
CLP
Financial risk management objectives and policies
Average rate	837.50	870.28
Spot rate	876.42	848.18
BRL
Financial risk management objectives and policies
Average rate	4.99	5.15
Spot rate	4.85	5.28
TRY
Financial risk management objectives and policies
Average rate		16.35
Spot rate		18.69
MXN
Financial risk management objectives and policies
Average rate	17.78	20.10
Spot rate		19.49